Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net income (loss)	$ (20,066)	¥ (146,480)	¥ 110,499	¥ (180,438)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation	407	2,971	4,888	5,461
Changes in fair value of long-term investments	25,718	187,725
Investment income	(576)	(4,203)	(4,648)	(3,274)
Gain on disposal of property and equipment	(5)	(38)	(75)	(80)
Reduction in the carrying amount of right-of-use assets	1,824	13,313	12,473	10,781
Share-based compensation expenses	21,924	160,027
Foreign currency exchange gain	(8)	(62)	(26)	(17,674)
Changes in operating assets and liabilities:
Accounts receivable	(655)	(4,778)	660	(12,651)
Prepayments and other current assets	541	3,955	(5,557)	7,917
Other non-current assets	47	350	(4,388)	2,597
Accounts payable	(15,952)	(116,441)	(16,304)	85,070
Deferred revenue	661	4,823	12,896	(9,225)
Accrued expenses and other current liabilities	(11,744)	(85,715)	(51,778)	36,310
Operating leases	(1,816)	(13,258)	(12,933)	(11,611)
Net cash provided by (used in) operating activities	300	2,189	45,707	(86,817)
Investing activities:
Proceeds from maturities of investments	83,961	612,857	728,724	750,648
Purchase of investments	(152,044)	(1,109,818)	(735,000)	(791,441)
Proceeds from maturity of term deposit			36,152	911,772
Purchase of term deposit			(918)	(406,355)
Proceeds from disposal of property and equipment	9	65	176	181
Purchase of property and equipment	(156)	(1,141)	(3,085)	(3,425)
Net cash provided by (used in) investing activities	(68,230)	(498,037)	26,049	461,380
Financing activities:
Proceeds from the IPO, net of underwriting discounts and commissions	61,371	447,967
Payments of listing expenses relating to the IPO	(1,980)	(14,455)	(359)
Net cash provided by (used in) financing activities	59,391	433,512	(359)
Effect of foreign currency exchange rate changes on cash and cash equivalents	279	2,038	5,850	29,054
Net increase (decrease) in cash and cash equivalents	(8,260)	(60,298)	77,247	403,617
Cash and cash equivalents, and restricted cash at the beginning of the year	95,816	699,391	622,144	218,527
Cash and cash equivalents, and restricted cash at the end of the year	87,556	639,093	699,391	622,144
Supplemental cash flow information:
Interest paid
Income taxes paid	9	69
Non-cash investing and financing activities:
Accrual of IPO cost	231	1,688	5,215
Automatic conversion of redeemable convertible preferred shares to Class A ordinary shares upon the IPO	386,157	2,818,674
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	81,153	592,358	699,391	622,144
Restricted cash	6,403	46,735
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 87,556	¥ 639,093	¥ 699,391	¥ 622,144